CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

	As of December 31,
	2025		2024
		% of			% of
	Amount	Total	Amount		Total
A	$1,430,091	46.02%	$	*	*	%
B	408,501	13.15%		*	*	%
C	320,316	10.31%		*	*	%
D	*	* %		795,879	52.82%
E	*	* %		316,273	20.99%
Total	$2,158,908	69.48%		$1,112,152	73.81%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025		2024		2023
Customer		% of		% of		% of
	Amount	Total	Amount	Total	Amount	Total
A	$4,756,331	20.49%	$4,612,959	21.77%	$1,951,384	12.61%
B	2,347,173	10.11%	2,182,042	10.30%	*	* %
C	*	* %	2,151,473	10.15%	*	* %
D	*	* %	*	* %	1,611,111	10.41%
Total	$7,103,504	30.60%	$8,946,474	42.22%	$3,562,495	23.02%

The following table sets forth information as to each supplier that accounted for 10% or more of accounts payable as of December 31, 2025 and 2024:

	As of December 31,
	2025		2024
Suppliers		% of		% of
	Amount	Total	Amount	Total
A	$414,586	23.44%	$417,196	18.81%
B	338,416	19.14%	324,219	14.62%
C	222,980	12.61%	*	* %
D	*	* %	724,946	32.69%
E	*	* %	273,999	12.35%
Total	$975,982	55.19%	1,740,360	78.47%

*	represented the percentage below 10%

16. CONCENTRATIONS – continued

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025				2024		2023
Suppliers			% of			% of			% of
	Amount		Total		Amount	Total	Amount		Total
A	$	*	*	%	$3,808,157	16.99%	$	*	* %
B		*	*	%	2,471,212	11.02%		1,706,583	11.95%
		*	*	%	*	* %		2,607,552	18.25%
Total	$	*	*	%	6,279,369	28.01%		$4,314,135	30.20%

*	represented the percentage below 10%